INCOME TAX - Uncertainties in open tax positions (Details) - Tax contingent liability - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	$ 121,832	$ 94,692	$ 104,156	$ 145,968
Banco de Bogota S.A.
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	113,345	86,592
Banco de Occidente S.A.
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	6,095	7,657
Banco Popular S.A.
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities		$ 443
Corporacion Financiera Colombiana S.A.
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	$ 2,392